Accrued expenses and other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accrued expenses and other current liabilities
Accrued advertising and other expenses	$ 5,208	$ 1,792
Salaries, welfare and outsourcing fee payable	4,845	3,812
Accrued professional service fees	1,220	295
Accrued rental and property management fees	299	290
Accrued staff reimbursements	388	44
Others	504	411
Total	$ 12,464	$ 6,644